Prepaid expense and Other current assets	9 Months Ended
Sep. 30, 2022
Prepaid Expense And Other Current Assets
Prepaid expense and Other current assets

Note 4. Prepaid expense and Other current assets

As of September 30, 2022 and December 31, 2021, prepaid expense and other current assets are as follows:

	September 30,	December 31,
	2022	2021
Prepaid insurance	$313,822	$1,520,016
Prepaid components	1,280,231	-
Prepaid satellite services & licenses	1,343,750	-
Other prepaid expense	213,546	68,178
VAT receivable	6,000	6,905
	$3,157,349	$1,595,099

During the nine months ended September 30, 2022 and 2021, the Company recorded interest expense of $18,128 and $0 related to financing of our prepaid insurance policies.

As of September 30, 2022 and December 31, 2021, other prepaid expense included software subscriptions of $109,000 and $23,000, down payment on new machinery of $53,000 and $0, prepaid rent of $25,000 and $25,000, property insurance of $0 and $19,000, and license fees of $23,000 and $0, respectively.